Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Unaudited condensed financial data by quarter
Unaudited condensed financial data by quarter for the years ended December 31, 2017 and 2016 is as follows (dollars, except per share data, in thousands):

	Quarter ended
	3/31/2017	6/30/2017	9/30/2017	12/31/2017
Interest Income	$7,004	$7,412	$7,752	$7,620
Interest Expense	958	1,017	1,097	1,103
Net Interest Income	6,046	6,395	6,655	6,517
Provision for Loan Losses	—	—	100	200
Net Interest Income After Provision for Loan Losses	6,046	6,395	6,555	6,317
Non-interest Income	1,997	1,433	2,362	1,552
Non-interest Expense	5,829	5,867	6,569	6,038
Income Before Income Tax	2,214	1,961	2,348	1,831
Provision for Income Taxes	585	483	445	316
Write-down of Deferred Tax Asset	—	—	—	606
Net Income Available to Common Shareholders	$1,629	$1,478	$1,903	$909
Basic Net Income Per Common Share	$0.55	$0.50	$0.65	$0.31
Diluted Net Income Per Common Share	$0.52	$0.48	$0.61	$0.30
Basic Weighted Average Shares Outstanding	2,944,001	2,945,474	2,945,474	2,947,235
Diluted Weighted Average Shares Outstanding	3,248,201	3,253,559	3,252,436	3,251,598

	Quarter ended
	3/31/2016	6/30/2016	9/30/2016	12/31/2016
Interest Income	$6,985	$7,173	$7,153	$7,077
Interest Expense	919	868	805	924
Net Interest Income	6,066	6,305	6,348	6,153
Provision For Loan Losses	—	—	—	500
Net Interest Income After Provision for Loan Losses	6,066	6,305	6,348	5,653
Non-interest Income	1,828	1,464	1,781	1,328
Non-interest Expense	5,536	5,693	5,694	6,004
Income Before Income Tax	2,358	2,076	2,435	977
Provision for Income Taxes	641	510	655	115
Net Income	1,717	1,566	1,780	862
Preferred Stock Dividends	(110)	(110)	(110)	(93)
Gain on Redemption of Preferred Stock	—	—	—	660
Net Income Available to Common Shareholders	$1,607	$1,456	$1,670	$1,429
Basic Net Income Per Common Share	$0.55	$0.49	$0.57	$0.49
Diluted Net Income Per Common Share	$0.52	$0.47	$0.54	$0.46
Basic Weighted Average Shares Outstanding	2,944,001	2,944,001	2,944,001	2,944,001
Diluted Weighted Average Shares Outstanding	3,248,442	3,248,444	3,248,526	3,248,790